Commitments and Contingencies (Environmental Accruals) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Asset Retirement Obligation	CAD 170	CAD 109	CAD 106
Nova Scotia Power Inc. [Member]
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Undiscounted, Next Twelve Months	41
Accrual for Environmental Loss Contingencies, Undiscounted, Second Year Through Fifth Year	CAD 41
Carbon Emission Reduction Targets [Abstract]
Per cent non-emitting generation sources	90.00%
Canada's target per cent reduction under the Paris Agreement	30.00%
Polychlorinated Biphenyl (PCB) Regulations [Member] | Nova Scotia Power Inc. [Member]
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies	CAD 43
Accrual for Environmental Loss Contingencies, Payments	28	20
Asset Retirement Obligation	CAD 11	CAD 15